CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment, net	$ 6,121,471	$ 6,078,179
Intangible assets, net	1,357,749	1,377,110
Right-of-use assets, net	148,868	132,138
Investments in non-consolidated companies	1,543,657	1,608,804
Other investments NC	1,005,300	405,631
Deferred tax assets	831,298	789,615
Receivables, net	205,602	185,959
Non-current assets	11,213,945	10,577,436
Current assets
Inventories, net	3,709,942	3,921,097
Receivables and prepayments, net	179,614	181,368
Current tax assets	332,621	256,401
Contract assets	50,757	47,451
Trade receivables, net	1,907,507	2,480,889
Derivative financial instruments CA	7,484	9,801
Other investments C	2,372,999	1,969,631
Cash and cash equivalents	675,256	1,637,821
Current assets	9,236,180	10,504,459
Total assets	20,450,125	21,081,895
EQUITY
Shareholders' equity	16,593,257	16,842,972
Non-controlling interests	220,578	187,465
Total equity	16,813,835	17,030,437
Non-current liabilities
Borrowings	11,399	48,304
Lease liabilities	100,436	96,598
Derivative financial instruments NCL		255
Deferred tax liabilities	503,941	631,605
Other liabilities	301,751	271,268
Provisions	82,106	101,453
Non-current liabilities	999,633	1,149,483
Current liabilities
Borrowings	425,999	535,133
Lease liabilities	44,490	37,835
Derivative financial instruments CL	8,300	10,895
Current tax liabilities	366,292	488,277
Other liabilities	585,775	422,645
Provisions	119,344	35,959
Customer advances	206,196	263,664
Trade payables	880,261	1,107,567
Current liabilities	2,636,657	2,901,975
Total liabilities	3,636,290	4,051,458
Total equity and liabilities	$ 20,450,125	$ 21,081,895